Dominion Funds, Inc.

Foxhall Global Trends Fund

Incorporated herein by reference is the definitive version of the prospectus for Foxhall Global Trends Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 23, 2011 (SEC Accession No. 0000910472-11-000193).